                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08921
              -----------------------------------------------------

                     CREDIT SUISSE SELECT EQUITY FUND, INC.
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Select Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2004

Date of reporting period: September 1, 2003 to February 29, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 29, 2004
(UNAUDITED)

- CREDIT SUISSE
  SELECT EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SELECT EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 29, 2004 (unaudited)

                                                                  March 16, 2004

Dear Shareholder:

   For the six months ended February 29, 2004, the Common Class Shares of Credit Suisse Select Equity Fund(1) (the "Fund") had a gain of 9.11%, versus an increase of 14.60% for the S&P 500 Index.(2) The Fund's Class A, Class B and Class C Shares(3) (without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively) had gains of 9.18%, 8.78% and 8.81%, respectively, for the period.

   The period was a positive one for stocks, which extended a rally begun in March 2003. This reflected continued optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In broad terms, more-speculative type stocks outperformed those of higher quality companies, based on measures such as profitability of earnings stability (this trend moderated in the period's final month, which may or may not signal a longer-term development).

   The Fund participated in the market's rally, but it underperformed its benchmark, which we attribute in large part to our focus on companies with favorable economic profit characteristics -- i.e., those that earn a return-on-invested-capital that exceed their cost of capital or have improving profitability trends. This aside, we remain confident in our economic profit discipline and believe it will provide competitive results over time.

   From a sector attribution viewpoint, stocks that hindered the Fund's relative return included its technology, industrial and energy holdings. Stocks that aided the Fund's performance included its consumer-staples holdings.

   We ended the period with overweightings in the industrials, basic materials, health-care, financial-services and consumer-discretionary sectors (the Fund's sector allocations, it should be stressed, are byproducts of our bottom-up, fundamental stock research). We held underweightings in the consumer-staples, telecommunications, utilities and energy sectors.

   Finally, while we remain underweighted in technology, we continue to like specific companies in the sector. Our holdings include stocks that fell behind as the market favored higher-beta alternatives, yet which represent some of the sector's most attractive stocks in our view. We base this on our take on compelling economic profit characteristics, dominant market share, industry leading products and growth potential that should drive continued positive return-on-invested-capital trends.

D. Susan Everly                Sheryl M. Hempel
Co-Portfolio Manager           Co-Portfolio Manager

Margaret D. Miller             Sarah J. Dyer
Co-Portfolio Manager           Co-Portfolio Manager

Credit Suisse Asset Management, LLC

   THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004(1)

                                                                  SINCE       INCEPTION
                                           1 YEAR    5 YEARS    INCEPTION        DATE
                                          -------    -------    ---------     ---------
Common Class                               26.75%     1.38%       3.22%       10/30/98
Class A Without Sales Charge               26.80%       --       (4.71)%       7/31/01
Class A With Maximum Sales Charge          19.52%       --       (6.88)%       7/31/01
Class B Without CDSC                       25.87%       --       (5.45)%       7/31/01
Class B With CDSC                          21.87%       --       (6.19)%       7/31/01
Class C Without CDSC                       25.82%       --       (5.54)%       7/31/01
Class C With CDSC                          24.82%       --       (5.54)%       7/31/01

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                  SINCE       INCEPTION
                                           1 YEAR    5 YEARS    INCEPTION        DATE
                                          -------    -------    ---------     ---------
Common Class                               23.19%     0.04%       2.87%       10/30/98
Class A Without Sales Charge               23.24%       --       (5.11)%       7/31/01
Class A With Maximum Sales Charge          16.14%       --       (7.20)%       7/31/01
Class B Without CDSC                       22.19%       --       (5.87)%       7/31/01
Class B With CDSC                          18.19%       --       (6.57)%       7/31/01
Class C Without CDSC                       22.26%       --       (5.95)%       7/31/01
Class C With CDSC                          21.26%       --       (5.95)%       7/31/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was 2.88%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was 4.78%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 7.81%.

CREDIT SUISSE SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2004 (unaudited)

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------    -----------
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (3.9%)
    Lockheed Martin Corp.                                                    51,400    $  2,378,792
    United Technologies Corp.                                                15,000       1,381,650
                                                                                       ------------
                                                                                          3,760,442
                                                                                       ------------
BANKS (9.6%)
    Bank of America Corp.                                                    29,100       2,383,872
    Bank of New York Company, Inc.                                           89,600       2,956,800
    Northern Trust Corp.                                                     19,900         988,035
    Wachovia Corp.                                                           59,200       2,839,824
                                                                                       ------------
                                                                                          9,168,531
                                                                                       ------------
BUILDING PRODUCTS (1.7%)
    American Standard Companies, Inc.*                                       14,900       1,623,504
                                                                                       ------------
CHEMICALS (6.3%)
    Du Pont (E. I.) de Nemours & Co.                                         71,300       3,214,917
    PPG Industries, Inc.                                                     48,400       2,840,596
                                                                                       ------------
                                                                                          6,055,513
                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (5.6%)
    Cendant Corp.                                                           140,700       3,193,890
    Cintas Corp.                                                             21,900         935,349
    Monster Worldwide, Inc.*                                                 53,200       1,170,400
                                                                                       ------------
                                                                                          5,299,639
                                                                                       ------------
COMPUTERS & PERIPHERALS (1.0%)
    Seagate Technology                                                       55,700         963,610
                                                                                       ------------
DIVERSIFIED FINANCIALS (5.6%)
    Citigroup, Inc.                                                          49,571       2,491,439
    State Street Corp.                                                       53,800       2,890,674
                                                                                       ------------
                                                                                          5,382,113
                                                                                       ------------
ELECTRICAL EQUIPMENT (0.9%)
    Emerson Electric Co.                                                     14,532         907,959
                                                                                       ------------
FOOD & DRUG RETAILING (3.4%)
    CVS Corp.                                                                86,600       3,247,500
                                                                                       ------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.3%)
    Biomet, Inc.                                                             23,800         927,724
    Medtronic, Inc.                                                          68,000       3,189,200
                                                                                       ------------
                                                                                          4,116,924
                                                                                       ------------
HEALTHCARE PROVIDERS & SERVICES (2.1%)
    UnitedHealth Group, Inc.                                                 31,600       1,959,200
                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE (1.6%)
    McDonald's Corp.                                                         54,100       1,531,030
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------    -----------
COMMON STOCKS
HOUSEHOLD DURABLES (3.6%)
    Black & Decker Corp.                                                     18,300    $    943,182
    Newell Rubbermaid, Inc.                                                  98,600       2,523,174
                                                                                       ------------
                                                                                          3,466,356
                                                                                       ------------
HOUSEHOLD PRODUCTS (2.0%)
    Clorox Co.                                                               38,500       1,888,810
                                                                                       ------------
INDUSTRIAL CONGLOMERATES (3.1%)
    Honeywell International, Inc.                                            27,400         960,370
    Tyco International, Ltd.                                                 68,600       1,959,902
                                                                                       ------------
                                                                                          2,920,272
                                                                                       ------------
INSURANCE (8.1%)
    Chubb Corp.                                                              33,100       2,349,438
    Hartford Financial Services Group, Inc.                                  49,000       3,209,500
    Prudential Financial, Inc.                                               46,800       2,171,052
                                                                                       ------------
                                                                                          7,729,990
                                                                                       ------------
MACHINERY (1.5%)
    Illinois Tool Works, Inc.                                                17,500       1,391,600
                                                                                       ------------
MEDIA (8.4%)
    Gannett Company, Inc.                                                    26,400       2,277,528
    Hughes Electronics Corp. *                                              109,864       1,905,042
    Tribune Co.                                                              58,000       2,896,520
    Viacom, Inc. Class B                                                     24,500         942,270
                                                                                       ------------
                                                                                          8,021,360
                                                                                       ------------
MULTILINE RETAIL (3.0%)
    Federated Department Stores, Inc.                                        28,700       1,503,019
    Nordstrom, Inc.                                                          35,000       1,369,900
                                                                                       ------------
                                                                                          2,872,919
                                                                                       ------------
OIL & GAS (3.3%)
    Exxon Mobil Corp.                                                        75,200       3,171,184
                                                                                       ------------
PAPER & FOREST PRODUCTS (2.1%)
    International Paper Co.                                                  22,500         995,850
         MeadWestvaco Corp.                                                  33,300         975,690
                                                                                       ------------
                                                                                          1,971,540
                                                                                       ------------
PERSONAL PRODUCTS (2.1%)
    Avon Products, Inc.                                                      14,300       1,009,580
    Estee Lauder Companies, Inc. Class A                                     22,900         975,540
                                                                                       ------------
                                                                                          1,985,120
                                                                                       ------------
PHARMACEUTICALS (6.8%)
    Abbott Laboratories                                                      76,100       3,257,080
    Eli Lilly & Co.                                                          18,600       1,375,284
    Pfizer, Inc.                                                             51,100       1,872,815
                                                                                       ------------
                                                                                          6,505,179
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES         VALUE
                                                                         ----------    -----------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    Intel Corp.                                                              46,000    $  1,344,580
                                                                                       ------------
SOFTWARE (7.1%)
    Adobe Systems, Inc.                                                      44,200       1,646,008
    BEA Systems, Inc.*                                                       77,100       1,063,980
    Microsoft Corp.                                                         123,500       3,272,750
    VERITAS Software Corp.*                                                  25,000         760,500
                                                                                       ------------
                                                                                          6,743,238
                                                                                       ------------

     TOTAL COMMON STOCKS (Cost $84,238,206)                                              94,028,113
                                                                                       ------------

                                                                            PAR
                                                                           (000)
                                                                         ----------
SHORT-TERM INVESTMENT (2.0%)
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 3/01/04
    (Cost $1,906,000)                                                    $    1,906       1,906,000
                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $86,144,206)                                   95,934,113

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                                              (503,816)
                                                                                       ------------

NET ASSETS (100.0%)                                                                    $ 95,430,297
                                                                                       ============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

ASSETS
    Investments at value (Cost $86,144,206) (Note 1)                          $ 95,934,113
    Cash                                                                               552
    Receivable for investments sold                                              3,225,123
    Dividend and interest receivable                                               194,328
    Receivable for fund shares sold                                                  2,800
    Prepaid expenses                                                                37,906
                                                                              ------------
      Total Assets                                                              99,394,822
                                                                              ------------
LIABILITIES
    Advisory fee payable (Note 2)                                                   49,849
    Administrative services fee payable (Note 2)                                    11,479
    Distribution fee payable (Note 2)                                               32,895
    Payable for investments purchased                                            3,748,799
    Payable for fund shares redeemed                                                 4,343
    Other accrued expenses payable                                                 117,160
                                                                              ------------
      Total Liabilities                                                          3,964,525
                                                                              ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                         7,682
    Paid-in capital (Note 5)                                                    81,021,883
    Undistributed net investment income                                             73,370
    Accumulated net realized gain on investments                                 4,537,455
    Net unrealized appreciation from investments                                 9,789,907
                                                                              ------------
      Net Assets                                                              $ 95,430,297
                                                                              ============
COMMON SHARES
    Net assets                                                                $  5,351,943
    Shares outstanding                                                             429,872
                                                                              ------------
    Net asset value, offering price, and redemption price per share           $      12.45
                                                                              ============
A SHARES
    Net assets                                                                $ 67,004,696
    Shares outstanding                                                           5,368,920
                                                                              ------------
    Net asset value and redemption price per share                            $      12.48
                                                                              ============

    Maximum offering price per share (net asset value/(1-5.75%))              $      13.24
                                                                              ============
B SHARES
    Net assets                                                                $ 19,484,760
    Shares outstanding                                                           1,589,651
                                                                              ------------
    Net asset value and offering price per share                              $      12.26
                                                                              ============
C SHARES
    Net assets                                                                $  3,588,898
    Shares outstanding                                                             293,531
                                                                              ------------
    Net asset value and offering price per share                              $      12.23
                                                                              ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                 $    313,945
    Interest                                                                         2,280
                                                                              ------------
      Total investment income                                                      316,225
                                                                              ------------
EXPENSES
    Investment advisory fees (Note 2)                                              122,280
    Administrative services fees (Note 2)                                           18,770
    Distribution fees (Note 2)
      Common Class                                                                   6,930
      Class A                                                                       24,457
      Class B                                                                       30,602
      Class C                                                                        6,892
    Registration fees                                                               28,111
    Legal fees                                                                      24,240
    Printing fees (Note 2)                                                          24,239
    Transfer agent fees (Note 2)                                                    21,988
    Custodian fees                                                                  13,932
    Directors' fees                                                                  9,671
    Audit fees                                                                       8,528
    Insurance expense                                                                4,933
    Miscellaneous expense                                                            4,271
                                                                              ------------
      Total expenses                                                               349,844
    Less: fees waived (Note 2)                                                    (109,773)
                                                                              ------------
      Net expenses                                                                 240,071
        Net investment income                                                       76,154
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                          13,999,508
    Net change in unrealized appreciation (depreciation) from investments      (13,079,637)
                                                                              ------------
    Net realized and unrealized gain from investments919,871
    Net increase in net assets resulting from operations                      $    996,025
                                                                              ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED           FOR THE YEAR
                                                                               FEBRUARY 29, 2004         ENDED
                                                                                  (UNAUDITED)       AUGUST 31, 2003
                                                                              ------------------    ---------------
FROM OPERATIONS
  Net investment income                                                       $           76,154    $         3,330
  Net realized gain (loss) from investments                                           13,999,508         (1,593,661)
  Net change in unrealized appreciation (depreciation) from investments              (13,079,637)         1,995,917
                                                                              ------------------    ---------------
    Net increase in net assets resulting from operations                                 996,025            405,586
                                                                              ------------------    ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                                   (4,483)            (7,948)
    Class A shares                                                                        (1,625)              (478)
                                                                              ------------------    ---------------
    Net decrease in net assets resulting from dividends                                   (6,108)            (8,426)
                                                                              ------------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                           922,632          7,762,808
  Exchange value of shares due to merger                                              88,620,976                 --
  Reinvestment of dividends                                                                5,774              7,117
  Net asset value of shares redeemed                                                  (4,089,626)       (11,153,194)
                                                                              ------------------    ---------------
    Net increase (decrease) in net assets resulting from capital
      share transactions                                                              85,459,756         (3,383,269)
                                                                              ------------------    ---------------
  Net increase (decrease) in net assets                                               86,449,673         (2,986,109)

NET ASSETS
  Beginning of period                                                                  8,980,624         11,966,733
                                                                              ------------------    ---------------
  End of period                                                               $       95,430,297    $     8,980,624
                                                                              ==================    ===============
  Undistributed Net Investment Income                                         $           73,370    $         3,324
                                                                              ==================    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX MONTHS
                                                      ENDED                          FOR THE YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004        -------------------------------------------------------
                                                   (UNAUDITED)            2003       2002         2001       2000        1999(1)
                                                ------------------       -------    -------      -------    -------      -------
PER SHARE DATA
  Net asset value, beginning of period          $            11.42       $ 10.66    $ 13.39      $ 19.13    $ 20.11      $ 15.95
                                                ------------------       -------    -------      -------    -------      -------
INVESTMENT OPERATIONS
  Net investment income                                       0.02(2)       0.01       0.01(2)      0.02       0.03(2)      0.02
  Net gain (loss) on investments
    (both realized and unrealized)                            1.02          0.76      (2.71)       (4.48)      4.76         4.16
                                                ------------------       -------    -------      -------    -------      -------
       Total from investment operations                       1.04          0.77      (2.70)       (4.46)      4.79         4.18
                                                ------------------       -------    -------      -------    -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.01)        (0.01)     (0.01)       (0.03)     (0.07)       (0.02)
  Distributions from net realized gains                         --            --      (0.02)       (1.25)     (5.70)          --
                                                ------------------       -------    -------      -------    -------      -------
       Total dividends and distributions                     (0.01)        (0.01)     (0.03)       (1.28)     (5.77)       (0.02)
                                                ------------------       -------    -------      -------    -------      -------
NET ASSET VALUE, END OF PERIOD                  $            12.45       $ 11.42    $ 10.66      $ 13.39    $ 19.13      $ 20.11
                                                ==================       =======    =======      =======    =======      =======
       Total return(3)                                        9.11%         7.26%    (20.21)%     (24.68)%    33.42%       26.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $            5,352       $ 5,653    $ 4,545      $ 7,696    $ 2,758      $    95
    Ratio of expenses to average net assets(4)                1.30%(5)      1.25%      1.19%        1.22%      1.29%        1.29%(5)
    Ratio of net investment income to average
      net assets                                              0.27%(5)      0.17%      0.12%        0.09%      0.18%        0.17%(5)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                                  0.67%(5)      2.87%      2.24%        1.98%      1.83%        0.45%(5)
    Portfolio turnover rate                                    212%          155%       122%         141%       235%         209%

----------
(1)  For the period October 30, 1998 (inception date) through August 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and the years ended August 31, 2003, 2002, 2001, 2000 and the period ended August 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE SIX MONTHS
                                                                         ENDED              FOR THE YEAR ENDED AUGUST 31,
                                                                   FEBRUARY 29, 2004        -------------------------------
                                                                      (UNAUDITED)            2003       2002        2001(1)
                                                                   ------------------       -------    -------      -------
PER SHARE DATA
  Net asset value, beginning of period                             $            11.44       $ 10.67    $ 13.39      $ 14.19
                                                                   ------------------       -------    -------      -------

INVESTMENT OPERATIONS
  Net investment income                                                          0.05(2)       0.01       0.01(2)      0.01
  Net gain (loss) on investments (both realized and unrealized)                  1.00          0.77      (2.70)       (0.81)
                                                                   ------------------       -------    -------      -------
      Total from investment operations                                           1.05          0.78      (2.69)       (0.80)
                                                                   ------------------       -------    -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                          (0.01)        (0.01)     (0.01)          --
  Distributions from net realized gains                                            --            --      (0.02)          --
                                                                   ------------------       -------    -------      -------
      Total dividends and distributions                                         (0.01)        (0.01)     (0.03)          --
                                                                   ------------------       -------    -------      -------
NET ASSET VALUE, END OF PERIOD                                     $            12.48       $ 11.44    $ 10.67      $ 13.39
                                                                   ==================       =======    =======      =======
      Total return(3)                                                            9.18%         7.28%    (20.13)%      (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $           67,005       $ 1,778    $   566      $    64
    Ratio of expenses to average net assets(4)                                   1.30%(5)      1.25%      1.19%        1.19%(5)
    Ratio of net investment income to average net assets                         0.73%(5)      0.22%      0.09%        0.77%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                       0.67%(5)      2.90%      2.30%        6.44%(5)
  Portfolio turnover rate                                                         212%          155%       122%         141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and the years ended August 31, 2003, 2002, and the period ended August 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE SIX MONTHS
                                                                         ENDED               FOR THE YEAR ENDED AUGUST 31,
                                                                   FEBRUARY 29, 2004        -------------------------------
                                                                      (UNAUDITED)            2003       2002        2001(1)
                                                                   ------------------       -------    -------      -------
PER SHARE DATA
  Net asset value, beginning of period                             $            11.27       $ 10.59    $ 13.38      $ 14.19
                                                                   ------------------       -------    -------      -------

INVESTMENT OPERATIONS
  Net investment loss                                                            0.00(2)(3)   (0.06)(2)  (0.06)(2)     0.00(3)
  Net gain (loss) on investments (both realized and unrealized)                  0.99          0.74      (2.71)       (0.81)
                                                                   ------------------       -------    -------      -------
      Total from investment operations                                           0.99          0.68      (2.77)       (0.81)
                                                                   ------------------       -------    -------      -------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                            --            --      (0.02)          --
                                                                   ------------------       -------    -------      -------
NET ASSET VALUE, END OF PERIOD                                     $            12.26       $ 11.27    $ 10.59      $ 13.38
                                                                   ==================       =======    =======      =======
      Total return(4)                                                            8.78%         6.42%    (20.75)%      (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $           19,485       $ 1,109    $   518      $     1
    Ratio of expenses to average net assets(5)                                   2.05%(6)      2.00%      1.94%        1.94%(6)
    Ratio of net investment loss to average net assets                          (0.06)%(6)    (0.55)%    (0.67)%      (0.31)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                       0.67%(6)      2.90%      2.25%        6.47%(6)
  Portfolio turnover rate                                                         212%          155%       122%         141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and the years ended August 31, 2003, 2002, and the period ended August 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE SIX MONTHS
                                                                         ENDED               FOR THE YEAR ENDED AUGUST 31,
                                                                   FEBRUARY 29, 2004        -------------------------------
                                                                      (UNAUDITED)            2003       2002        2001(1)
                                                                   ------------------       -------    -------      -------
PER SHARE DATA
  Net asset value, beginning of period                             $            11.24       $ 10.56    $ 13.39      $ 14.19
                                                                   ------------------       -------    -------      -------

INVESTMENT OPERATIONS
  Net investment loss                                                           (0.01)(2)     (0.06)(2)  (0.06)(2)     0.00(3)
  Net gain (loss) on investments (both realized and unrealized)                  1.00          0.74      (2.75)       (0.80)
                                                                   ------------------       -------    -------      -------
      Total from investment operations                                           0.99          0.68      (2.81)       (0.80)
                                                                   ------------------       -------    -------      -------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                            --            --      (0.02)          --
                                                                   ------------------       -------    -------      -------
NET ASSET VALUE, END OF PERIOD                                     $            12.23       $ 11.24    $ 10.56      $ 13.39
                                                                   ==================       =======    =======      =======
      Total return(4)                                                            8.81%         6.44%    (21.03)%      (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $            3,589       $   441    $   271      $   102
    Ratio of expenses to average net assets(5)                                   2.05%(6)      2.00%      1.94%        1.94%(6)
    Ratio of net investment loss to average net assets                          (0.17)%(6)    (0.55)%    (0.65)%      (0.25)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                       0.67%(6)      2.90%      2.25%        6.43%(6)
  Portfolio turnover rate                                                         212%          155%       122%         141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and the years ended August 31, 2003, 2002, and the period ended August 31, 2001, there were no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

   The Fund is authorized to offer six classes of shares: Common Class, Advisor Class, Institutional Class, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Fund closed the Common Class shares to new investors. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on January 9, 2004, the Fund acquired all of the net assets of the Credit Suisse Tax Efficient Fund ("Tax Efficient") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 58,722 Class A shares (valued at $731,097) of the Fund for 47,899 Common Class shares of Tax Efficient, 5,280,784 Class A shares (valued at $65,745,895) of the Fund for 4,294,302 Class A shares of Tax Efficient, 1,563,233 Class B shares (valued at $19,133,980) of the Fund for 1,320,686 Class B shares of Tax Efficient, and 246,518 Class C shares (valued at $3,010,004) of the Fund for 207,812 Class C shares of Tax Efficient. Tax Efficient's net assets of $88,620,976 at that date, which included $21,904,658 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Tax Efficient and the Fund immediately before the acquisition were $88,620,976 and $9,412,634, respectively, and the combined net assets of the Fund after the acquisition were $98,033,610.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the

"Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended February 29, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. Securities lending income is accrued as earned. The Fund earned no income from securities lending for the six months ended February 29, 2004.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended February 29, 2004, investment advisory fees earned and voluntarily waived were $122,280 and $109,773, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. For the six months ended February 29, 2004, co-administrative services fees earned by CSAMSI were $8,152.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $5 billion                0.050% of average daily net assets
           Next $5 billion                 0.035% of average daily net assets
           Over $10 billion                0.020% of average daily net assets

   For the six months ended February 29, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $10,618.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 29, 2004, the Fund reimbursed CSAM $7,460, which is included in the Fund's transfer agent expense.

   For the six months ended February 29, 2004, CSAMSI and its affiliates advised the Fund that they retained $2,867 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended February 29, 2004, Merrill was paid $7,337 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At February 29, 2004, and during the six months ended February 29, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) were $70,296,130 and $73,981,935, respectively.

   At February 29, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $86,144,206, $10,592,076, ($802,169) and $9,789,907, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                               COMMON CLASS
                                      ----------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      FEBRUARY 29, 2004 (UNAUDITED)            AUGUST 31, 2003
                                      ----------------------------------------------------------------
                                         SHARES            VALUE            SHARES           VALUE
                                      -------------    -------------    -------------    -------------
Shares sold                                  23,046    $     269,107          534,199    $   5,477,164
Shares issued in reinvestment
  of dividends                                  358            4,437              625            6,672
Shares redeemed                             (88,714)      (1,057,853)        (466,046)      (4,865,972)
                                      -------------    -------------    -------------    -------------
Net increase (decrease)                     (65,310)   $    (784,309)          68,778    $     617,864
                                      =============    =============    =============    =============

                                                                             INSTITUTIONAL CLASS
                                                                        ------------------------------
                                                                              FOR THE YEAR ENDED
                                                                               AUGUST 31, 2003(1)
                                                                        ------------------------------
                                                                            SHARES           VALUE
                                                                        -------------    -------------
Shares redeemed                                                              (563,589)   $  (5,729,876)
                                                                        -------------    -------------
Net decrease                                                                 (563,589)   $  (5,729,876)
                                                                        =============    =============

                                                                  CLASS A
                                      ----------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      FEBRUARY 29, 2004 (UNAUDITED)            AUGUST 31, 2003
                                      ----------------------------------------------------------------
                                         SHARES            VALUE            SHARES           VALUE
                                      -------------    -------------    -------------    -------------
Shares sold                                  33,436    $     398,733          125,379    $   1,315,660
Shares exchanged due to merger            5,339,506       66,476,992               --               --
Shares issued in reinvestment
  of dividends                                  108            1,337               42              445
Shares redeemed                            (159,569)      (1,982,362)         (22,988)        (249,452)
                                      -------------    -------------    -------------    -------------
Net increase                              5,213,481    $  64,894,700          102,433    $   1,066,653
                                      =============    =============    =============    =============

                                                                  CLASS B
                                      ----------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      FEBRUARY 29, 2004 (UNAUDITED)            AUGUST 31, 2003
                                      ----------------------------------------------------------------
                                         SHARES            VALUE            SHARES           VALUE
                                      -------------    -------------    -------------    -------------

Shares sold                                   8,105    $      96,828           59,253    $     615,956
Shares exchanged due to merger            1,563,233       19,133,980               --               --
Shares redeemed                             (80,045)        (975,575)          (9,793)         (99,045)
                                      -------------    -------------    -------------    -------------
Net increase                              1,491,293    $  18,255,233           49,460    $     516,911
                                      =============    =============    =============    =============

                                                                  CLASS C
                                      ----------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      FEBRUARY 29, 2004 (UNAUDITED)            AUGUST 31, 2003
                                      ----------------------------------------------------------------
                                         SHARES            VALUE            SHARES           VALUE
                                      -------------    -------------    -------------    -------------
Shares sold                                  13,765    $     157,964           33,087    $     354,028
Shares exchanged due to merger              246,518        3,010,004               --               --
Shares redeemed                              (6,014)         (73,836)         (19,507)        (208,849)
                                      -------------    -------------    -------------    -------------
Net increase                                254,269    $   3,094,132           13,580    $     145,179
                                      =============    =============    =============    =============

----------
(1) Effective October 24, 2002, the Institutional Class shares ceased operations.

   On February 29, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                       NUMBER OF       APPROXIMATE PERCENTAGE
                                      SHAREHOLDERS     OF OUTSTANDING SHARES
                                      ------------     ----------------------
           Common Class                    1                    39%
           Class C                         3                    26%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE SELECT EQUITY FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF FEBRUARY 11, 2004.

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CREDIT SUISSE SELECT EQUITY FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPSEQ-3-0204

ITEM 2. CODE OF ETHICS.
Item 2 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Item 3 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Item 4 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Item 5 of Form N-CSR is inapplicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Item 6 of Form N-CSR is not yet applicable to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form 7 of Form N-CSR is inapplicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Item 8 of Form N-CSR is inapplicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE SELECT EQUITY FUND, INC.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  April 29, 2004

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  April 29, 2004

               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  April 29, 2004